Other liabilities and provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other liabilities and provisions
Customer deposits	€ 373	€ 183
Liabilities from VAT	12	174
Employee bonus	303	143
Accruals for vacation and overtime	222	170
Accruals for licenses	140	258
Liabilities from payroll	236	211
Accruals for commissions	50	190
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	286	400
Others	322	305
Total	€ 2,124	€ 2,214